Inventories - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Work in progress	$ 1,079	$ 961
Raw materials and supplies	375	260
Inventory reserves	(115)	(100)	$ (243)
Total	$ 1,339	$ 1,121